GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 23 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Payroll and related expenses	11,159	4,903	3,880
Share-based payments	1,855	1,415	1,231
Professional services	9,132	3,479	1,461
Medical affairs	1,052	299	—
Office-related expenses	1,168	585	547
Other	1,009	800	387
	25,375	11,481	7,506